Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 12. Income Taxes
The components of loss before taxes are as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$(114,010)	$(110,334)
International	(123)	(13)

Loss before income taxes	$(114,133)	$(110,347)

The provision for income taxes is as follows (in thousands):

	Year Ended December 31,
	2020	2019
Current
Federal	$—	$—
State	24	2
Foreign	7	—

Total current provision	31	2

Deferred	—	—
Federal	—	—
State	—	—

Total deferred provision	—	—

Total provision	$31	$2

A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows (dollars in thousands):

	Year Ended December 31,
	2020	2019
	%	%
Tax at federal statutory rate	(21.0)%	(21.0)%
State taxes, net of federal benefit	(6.7)%	(6.3)%
Permanent differences	0.2%	1.6%
Change in valuation allowance	32.5%	29.5%
Tax credits	(5.0)%	(3.8)%

Provision for taxes	0.0%	0.0%

Significant components of the Company’s net deferred tax assets as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$72,785	$42,051
Research and development credits	13,499	7,759
Accruals and reserves	493	551
Property and equipment	811	474
Stock-based compensation	649	418

Total deferred tax assets	88,237	51,253
Valuation allowance	(88,237)	(51,115)

Net deferred tax assets	—	138

Deferred tax liabilities
Intangibles	—	(138)

Total deferred tax liabilities	—	(138)

Net deferred tax assets	$—	$—

The following shows the changes in the gross amount of unrecognized tax benefits as follows (in thousands):

	December 31,
	2020	2019
Unrecognized tax benefits, beginning of the year	$2,872	$1,299
Increases related to prior year tax positions	—	—
Decreases related to prior year tax positions	—	—
Increases related to current year tax positions	2,123	1,573

Unrecognized tax benefits, end of year	$4,995	$2,872

The Company has adopted the accounting policy that interest and penalties recognized are classified as part of its income taxes. The Company does not anticipate that its total unrecognized tax benefits will significantly change due to settlement of examination or the expiration of statute of limitations during the next 12 months. Due to the full valuation allowance at December 31, 2020, current adjustments to the unrecognized tax benefit will have no impact on our effective income tax rate. Any adjustments made after the valuation allowance is released will have an impact on the tax rate.
In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Due to the uncertainty of the business in which the Company operates, projections of future profitability are difficult and past operating results are not necessarily indicative of future profitability. Management does not believe it is more likely than not that the deferred income tax assets will be realized; accordingly, a full valuation allowance has been established on net deferred income tax assets. The valuation allowance increased by $32.6 million during the year ended December 31, 2019, and by $37.1 million during the year ended December 31, 2020.

As of December 31, 2020, the Company had federal net operating loss carryforwards (“NOLs”) of $261.4 million, of which approximately $15.8 million expire between 2036 and 2037 and the remainder do not expire. As of December 31, 2019, the Company had federal NOLs of $150.8 million of which approximately $15.8 million will expire between 2036 and 2037 and the remainder do not expire. As of December 31, 2020, and December 31, 2019, the Company had state NOLs of $256.0 million and $148.6 million, respectively, that will begin to expire in 2036. In addition, the Company had foreign NOLs of $0.2 million.
At December 31, 2020, the Company had federal research and development credits of $10.5 million and California research and development credits of $9.5 million. The federal credits will expire beginning 2036, while California credits have no expiration.
The federal and state net operating loss and credit carryforwards may be subject to significant limitations under Sections 382 and 383 of the Internal Revenue Code (Code) and similar provisions of state law. These Code sections limit the federal net operating loss and credit carryforwards that may be used in any year in the event of an “ownership change”. A Section 382 “ownership change” generally occurs if one or more shareholders or groups of shareholders, who own at least 5% of the Company’s stock, increase their ownership by more than 50 percentage points over their lowest ownership percentage within a rolling three-year period. The Company may have previously experienced, and may in the future experience, one or more Section 382 “ownership changes”. If so, the Company may lose some or all of the tax benefits of its NOLs and tax credits. The extent of such limitations for prior years, if any, has not been determined.
The Company currently has no federal or state tax examinations in progress nor has it had any federal or state tax examinations since its inception. As a result of the Company’s net operating loss and credit carryforwards all of its years are subject to federal and state examination.